Mar. 27, 2017
Midcap Stock Portfolio
Midcap Stock Portfolio
March 27, 2017 DREYFUS INVESTMENT PORTFOLIOS MidCap Stock Portfolio Supplement to Summary and Statutory Prospectus dated April 29, 2016
The following information supersedes and replaces the paragraph in "Investment Objective" in the summary prospectus and "Fund Summary – Investment Objective" in the statutory prospectus:

The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).